N-2 - USD ($)			3 Months Ended
		Jun. 30, 2026	Mar. 31, 2026 [5]	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Cover [Abstract]
Entity Central Index Key		0000880406
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		HERZFELD CREDIT INCOME FUND, INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Fee Table
Stockholder Transaction Expenses:
Sales load (as a percentage of the offering price)	--%*
Expenses of the Offer (as a percentage of offering price)	--%*
Dividend reinvestment plan fees	None
Total stockholder transaction expenses (as a percentage of offering price)

*	The actual amounts in connection with any offering of securities by the Fund will be set forth in a supplement to the Fund’s prospectus if applicable.

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[1]	0.00%
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to common shares):
Management Fees (1)	1.25%
Incentive Fee (estimated) (1)	0.00%
Other expenses (estimated) (2)	1.76%
Acquired Fund Fees and Expenses (AFFE)(estimated)(3)	2.81%
Total Annual Expenses (estimated)	5.82%
(1)	Had the Amended Agreement been in place for the fiscal year ended June 30, 2025, the Management Fee would have been 1.25% and no Incentive Fee would have been payable to the Adviser. The Amended Agreement provides for a management fee of 1.25% of the Fund’s “Managed Assets.” The Fund anticipates that it may have interest income that could result in the payment of an Incentive Fee to the Adviser during certain future periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater interest income through its investments. The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s Net Assets, equal to 2.25% per quarter, or an annualized hurdle rate of 9.00%, subject to a “catch-up” provision intended to provide the Adviser with an incentive fee of 10% on all of the Fund’s Pre-Incentive Fee net investment income as if a hurdle rate did not apply when the Fund’s net investment income exceeds 2.25% in any calendar quarter. The “catch-up” portion of our pre-incentive fee net investment income is the portion that exceeds the 2.25% hurdle rate but is less than or equal to 2.5% in any calendar quarter.

(2)	“Other Expenses” are estimated for the current fiscal year and do not include expenses of the Fund incurred in connection with any offer of the Fund’s securities. However, these expenses will be borne by the holders of the shares of common stock of the Fund and result in a reduction in the net asset value, or “NAV”, of the shares of common stock.

(3)	Estimated based on current fiscal year values on May 31, 2026.

Management Fees [Percent]	[2]	1.25%
Incentive Fees [Percent]	[2]	0.00%
Acquired Fund Fees and Expenses [Percent]	[3]	2.81%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]	1.76%
Total Annual Expenses [Percent]		5.82%
Expense Example [Table Text Block]

	Cumulative Expenses Paid for the Period June 30, 2025:
	1 year	3 years	5 years	10 years
An investor would pay the following expenses on a $1,000 investment, assuming a 5% annual return:	$30	$93	$158	$333

Expense Example, Year 01		$ 30
Expense Example, Years 1 to 3		93
Expense Example, Years 1 to 5		158
Expense Example, Years 1 to 10		$ 333
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus and any accompanying prospectus supplement contains a reference to fees or expenses paid by “us” or the Fund or that “we” will pay fees or expenses, you will indirectly bear such fees or expenses as an investor in the Fund.

Basis of Transaction Fees, Note [Text Block]		(as a percentage of offering price)
Other Expenses, Note [Text Block]		“Other Expenses” are estimated for the current fiscal year and do not include expenses of the Fund incurred in connection with any offer of the Fund’s securities. However, these expenses will be borne by the holders of the shares of common stock of the Fund and result in a reduction in the net asset value, or “NAV”, of the shares of common stock.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND POLICIES

Investment Policies - General

The Fund’s primary investment objective is maximizing risk adjusted total returns and its secondary investment objective is generating high current income. The Fund seeks to achieve its investment objectives by investing primarily in credit related instruments including equity and junior debt tranches of collateralized loan obligations, or “CLOs,” that are collateralized by a portfolio consisting primarily of below investment grade (such loans are commonly referred to as “junk”) U.S. senior secured loans with a large number of distinct underlying borrowers across various industry sectors. The Fund may also invest in other related securities and instruments or other securities and instruments that the Adviser believes are consistent with our investment objectives, including senior debt tranches of CLOs, loan accumulation facilities (“LAFs”), collateralized fund obligations (“CFOs”), and securities issued by other securitization vehicles, such as collateralized bond obligations, or “CBOs.”

LAFs are short- to medium-term facilities often provided by the bank that will serve as the placement agent or arranger on a CLO transaction. LAFs typically incur leverage between four and six times equity value prior to a CLO’s pricing.

CFOs are structured finance products that securitize a pool of alternative investment fund interests, like private equity or hedge funds, into different risk/return tranches (senior, mezzanine, equity) to provide liquidity, similar to Collateralized Debt Obligations (CDOs) but for private fund assets. CFOs allow investors to gain diversified exposure to private markets and offer fund sponsors a way to monetize their existing fund investments by issuing notes backed by the cash flows from those underlying assets.

The CLO securities in which the Fund primarily seeks to invest are unrated or rated below investment grade and are considered speculative with respect to timely payment of interest and repayment of principal. Unrated and below investment grade securities are also sometimes referred to as “junk” securities. In addition, the CLO equity and junior debt securities in which the Fund invests are highly leveraged (with CLO equity securities typically being leveraged ten times), which magnifies our risk of loss on such investments.

Principal Investment Policies

In accordance with the requirements of the 1940 Act, the Fund has adopted a policy to invest at least 80% of its assets in the particular type of investments suggested by its name. Accordingly, under normal circumstances, the Fund will invest at least 80% of the aggregate of its net assets and borrowings for investment purposes in credit-related instruments.

For purposes of the Fund’s 80% policy, “credit-related instruments” are debt securities, instruments and obligations of U.S. and non-U.S. governments, non-governmental and corporate entities and issuers, and include (i) debt issued by or on behalf of states, territories, and possessions of the United States, (ii) U.S. and non-U.S. corporate bonds, notes and other debentures, (iii) securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored entities, (iv) sovereign debt, including emerging markets debt (v) zero coupon securities, (vi) collateralized debt and loan obligations, (vii) senior secured floating rate and fixed rate loans or debt, (viii) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, (ix) loan accumulation facilities, and (x) derivatives with similar economic characteristics.

The Fund may invest up to 100% of its net assets in any one of the above categories of instruments. The Fund’s investments in derivatives, other investment companies, and other instruments designed to obtain indirect exposure to credit and credit-related instruments will be counted towards its 80% investment policy to the extent such instruments have similar economic characteristics to the investments included within that policy.

The Fund’s 80% policy with respect to investments in credit-related instruments is not fundamental and may be changed by the Board without prior approval of our stockholders. Stockholders will be provided with sixty (60) days’ notice in the manner prescribed by the SEC before making any change to this policy.

Illiquid Investments

The Fund may invest without limitation in illiquid credit-related instruments, including instruments that are unregistered, restricted, for which there is no readily available trading market or that are otherwise illiquid.

Maturity and Duration

The Fund may invest in credit related instruments of any maturity, and does not manage its portfolio seeking to maintain a targeted dollar-weighted average maturity level. The Fund does not have a fixed duration target, and the portfolio’s duration may vary significantly over time based on the Adviser’s assessment of the current market conditions. In comparison to maturity, interest rate duration is a measure of the price volatility of a credit related instrument as a result of changes in market interest rates, based on the weighted average timing of the instrument’s expected principal and interest payments. For example, if interest rates increase by 1%, the net asset value of a portfolio with a duration of five years would decrease by approximately 5%. Conversely, if interest rates decline by 1%, the net asset value of a portfolio with a duration of five years would increase by approximately 5%. The longer the duration, the more susceptible the portfolio will be to changes in interest rates. Duration is expressed as a number of years but differs from maturity in that it considers an instrument’s yield, coupon payments, principal payments and call features in addition to the amount of time until the instrument matures. As the value of an instrument changes over time, so will its duration. Prices of instruments with longer durations tend to be more sensitive to interest rate changes than instruments with shorter durations. Longer-maturity investments generally have longer interest rate durations because the investment’s fixed rate is locked in for longer periods of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down with the level of prevailing interest rates. The Fund intends to invest a significant portion of its assets primarily in equity and junior debt tranches of collateralized loan obligations and floating rate credit related instruments, the income from which will vary based on income received from the underlying collateral and the payments made to the respective tranches, both of which may be based on floating rates, which may mitigate risk associated with increases in prevailing short-term interest rates.

Non-U.S. Investments

While the investment strategy of the Fund does not focus primarily on non-U.S. corporate credit investments, under certain circumstances where such opportunities are favorable, the Fund may invest credit related instruments issued by non-U.S. issuers and in markets outside the United States.

Other Investments Companies

As an alternative to holding investments directly, the Fund may also obtain investment exposure to securities in which it may invest directly by investing in other investment companies subject to the limits of the 1940 Act. The Fund may invest in mutual funds, closed-end funds and exchange-traded funds.

Derivatives Transactions

The Fund may, but is not required to, use various derivatives transactions for hedging and risk management purposes, to facilitate portfolio management and to earn income or enhance total return. The use of derivatives transactions to earn income or enhance total return may be particularly speculative. Derivatives are financial instruments the value of which is derived from a reference instrument. The Fund may engage in a variety of derivatives transactions, including options, swaps, futures contracts, options on futures contracts and forward currency contracts and options on forward currency contracts. The Fund may purchase and sell exchange-listed and off-exchange derivatives. The Fund may utilize derivatives that reference one or more securities, indices, commodities, currencies or interest rates. In addition, the Fund may utilize new techniques, transactions, instruments or strategies that are developed or permitted as regulatory changes occur.

Rule 18f-4 requires registered investment companies to adopt written policies and procedures reasonably designed to manage their derivatives risks. In the event that the Fund’s derivatives exposure exceeds 10% of its net assets, the Fund will be required to adopt a written derivatives risk management program and comply with a value-at-risk based limit on leverage risk. The Board of Directors has an oversight role in ensuring these requirements are being taken into account and, if required, will appoint a derivatives risk manager to handle the day-to-day responsibilities of the derivatives risk management program.

Temporary Defensive Investments

During periods in which the Adviser believes that changes in economic, financial or political conditions make it advisable to maintain a temporary defensive posture, or in order to keep the Fund’s cash fully invested, including the period during which the net proceeds of an offering of securities are being invested, the Fund may, without limitation, hold cash or invest its assets in short-term investments and repurchase agreements in respect of those instruments.

Portfolio Turnover

The Fund will buy and sell securities to seek to accomplish its investment objective. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Higher portfolio turnover may decrease the after-tax return to individual investors in the Fund to the extent it results in an increase in the short-term capital gains portion of distributions to stockholders. The Fund’s portfolio turnover rate may vary greatly from year to year. For the fiscal year ending June 30, 2026, the Fund will experience portfolio turnover higher than its historical levels due to the transition of its portfolio from its prior investment strategy to its new investment strategy.

Unless otherwise stated herein, the Fund’s investment policies and parameters shall apply at the time of investment, and the Fund will not be required to reduce a position solely due to market price fluctuations.

Use of Leverage

The Fund is permitted to use leverage to seek to enhance total return and income. The Fund may use leverage through (i) indebtedness, including through borrowing from financial institutions or issuance of debt securities, including notes or commercial paper, (ii) the issuance of Preferred Stock and/or (iii) reverse repurchase agreements, securities lending, short sales or derivatives, such as swaps, futures or forward contracts that have the effect of leverage. The Fund may utilize leverage to the maximum extent permitted under the 1940 Act (including the proceeds of leverage). As of June 30, 2025, the Fund had no outstanding indebtedness or preferred stock.

The Adviser anticipates that the use of leverage may result in higher total return to stockholders over time; however, there can be no assurance that such expectations will be realized or that a leveraging strategy will be utilized or be successful in any particular time period. Use of leverage creates an opportunity for increased income and capital appreciation but, at the same time, creates special risks. The use of leverage will cause the Fund’s net asset value, market price and level of distributions to be more volatile than if leverage were not used. The costs associated with the issuance of leverage will be borne by the Fund, which will result in a reduction of net asset value of the common shares and, as a result, such costs will be borne by stockholders. The fees paid to the Adviser will be calculated on the basis of the Fund’s Managed Assets, including proceeds from leverage, so the fees paid to the Adviser will be higher if leverage is utilized. Stockholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of leverage, which means that stockholders effectively bear the entire management fee. There can be no assurance that a leveraging strategy will be utilized or, if utilized, will be successful.

Indebtedness

The Board of Directors may authorize the borrowing of money by the Fund, without the approval of the holders of the stockholders. The Fund may issue notes or other evidences of indebtedness and may secure any such borrowings by mortgaging, pledging or otherwise subjecting the Fund’s assets as security.

Under the 1940 Act the Fund may not incur indebtedness if, immediately after incurring such indebtedness, the Fund would have asset coverage (as defined in the 1940 Act) of less than 300% (i.e., for every dollar of indebtedness outstanding, the Fund is required to have at least three dollars of total assets, including the proceeds of leverage). In addition, the Fund generally is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration and after deducting the amount of such dividend or other distribution, the Fund maintains asset coverage of 300%. However, the foregoing restriction does not apply with respect to certain types of Indebtedness of the Fund, including a line of credit or other privately arranged borrowings from a financial institution.

Pursuant to the Fund’s Indebtedness, lenders would have the right to receive interest on and repayment of principal of any such Indebtedness, which right will be senior to those of stockholders. The terms of any such Indebtedness may require the Fund to pay a fee to maintain a line of credit, such as a commitment fee, or to maintain minimum average balances with a lender. Any such requirements would increase the cost of such Indebtedness over the stated interest rate. If the Fund utilizes Indebtedness, the stockholders will indirectly bear the offering costs of the issuance of any Indebtedness.

The 1940 Act grants to the lenders, under certain circumstances, certain voting rights in the event of default in the payment of interest on or repayment of principal. Failure to maintain certain asset coverage requirements could result in an event of default and entitle the debt holders to elect a majority of the Board of Directors.

Special Leverage Considerations

Hedging Transactions

The Fund may employ one or more of the hedging techniques described below, primarily to protect against a decrease in the U.S. Dollar equivalent value of its portfolio securities denominated in foreign currencies or in the payments thereon that may result from an adverse change in foreign currency exchange rates. Conditions in the securities, futures, options and foreign currency markets will continue to determine whether and under what circumstances the Fund will employ any of the techniques or strategies described below. The Fund’s ability to pursue certain of these strategies may be limited by applicable regulations of the Commodity Futures Trading Commission (“CFTC”) and the Federal tax requirements applicable to regulated investment companies. See “Taxation.”

Pursuant to applicable law and subject to certain restrictions, the Fund may effect hedging transactions on a variety of U.S. and foreign exchanges. The operations of U.S. exchanges are considered to be subject to more stringent regulation and supervision than those of certain non-U.S. exchanges.

If any percentage limitations applicable to the transactions described below are exceeded due to market fluctuations after an initial investment, the Fund may not enter into new transactions of the type to which the exceeded limitation applies until the total of the Fund’s commitments with respect to such transactions falls within the applicable limitation.

Forward Foreign Currency Exchange Contracts

The Adviser believes that in some circumstances the purchase and sale of forward foreign currency exchange contracts (“forward contracts”) may help offset declines in the U.S. Dollar equivalent value of the Fund’s assets denominated in foreign currencies and in the income available for distribution to the Fund’s stockholders that would result from adverse changes in the exchange rate between the U.S. Dollar and such foreign currencies. For example, the U.S. Dollar equivalent value of the principal of and rate of return on, the Fund’s foreign denominated securities will decline if the exchange rate fluctuates between the U.S. Dollar and such foreign currency whereby the U.S. Dollar increases in value. Such a decline could be partially or completely offset by an increase in the value of a foreign currency forward contract. The Fund may purchase forward contracts involving either the currencies in which certain of its portfolio securities are denominated or, in cross-hedging transactions, other currencies, changes in the value of which correlate closely with the changes in the value of the currencies in which its portfolio securities are denominated. The Fund will enter into such cross-hedging transactions (i) only with respect to currencies whose foreign exchange rate changes historically have shown a high degree of correlation to changes in the foreign exchange rate of the currency in which the hedged asset is denominated (a “correlated currency”) and (ii) only when the Adviser believes that the increase in correlation risk is offset by the lower transaction costs and increased liquidity available for financial instruments denominated in the correlated currency.

The Fund may enter into forward contracts or maintain a net exposure on such contracts only if (i) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency or (ii) the Fund maintains cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account in an amount not less than the value of the Fund’s total assets committed to the consummation of the contract.

Although the use of forward contracts may protect the Fund against declines in the U.S. Dollar equivalent value of the Fund’s assets, such use may reduce the possible gain from advantageous changes in the value of the U.S. Dollar against particular currencies in which the Fund’s assets are denominated. Moreover, the use of forward contracts will not eliminate fluctuations in the underlying U.S. Dollar equivalent value of the prices of, or rates of return on, the assets held in the Fund’s portfolio.

The use of forward contracts subjects the Fund to certain risks. The matching of the increase in value of a forward contract and the decline in the U.S. Dollar equivalent value of the asset that is the subject of the hedge generally is not precise. The success of any of these techniques depends on the ability of the Adviser to predict correctly movements in foreign currency exchange rates. If the Adviser incorrectly predicts the direction of such movements or if unanticipated changes in foreign currency exchange rates occur, the Fund’s performance may be poorer than if it had not entered into such contracts. The cost to the Fund of engaging in forward contracts varies with such factors as the foreign currency involved, the length of the contract period and the prevailing market conditions, including general market expectations as to the direction of the movement of various foreign currencies against the U.S. Dollar. Consequently, because the Fund may not always be able to enter into forward contracts at attractive prices, it may be limited in its ability to use such contracts to hedge its assets or for other risk management purposes. In addition, there can be no assurance that historical correlations between the movements of certain foreign currencies relative to the U.S. Dollar will continue.

Options on Foreign Currencies

The Fund may purchase and write put and call options on foreign currencies to protect against a decline in the U.S. Dollar equivalent value of its portfolio securities or payments due thereon or a rise in the U.S. Dollar equivalent cost of securities that it intends to purchase. A foreign currency put option grants the holder the right, but not the obligation, at a future date to sell a specified amount of a foreign currency to its counterparty at a predetermined price. A foreign currency call option grants the holder the right, but not the obligation, to purchase at a future date a specified amount of a foreign currency at a predetermined price.

As in the case of other types of options, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

Any options on foreign currencies written by the Fund will be covered. A call option is “covered” if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written, so long as the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian. The Fund covers any put option it writes on foreign currencies by holding with its custodian, in a segregated account, cash, U.S. government securities or other liquid, high-grade debt securities in an amount equal to the option price.

The Fund may not purchase or write options on foreign currencies if, as a result, the Fund will have more than 20% of the value of its total assets invested in, or at risk with respect to, such options.

Futures Contracts

The Fund may enter into contracts for the purchase or sale for future delivery (“futures contracts”) of foreign stock or bond indices or other financial indices that the Adviser and the Manager determine are appropriate to hedge the risks associated with changes in interest rates or general fluctuations in the value of the Fund’s portfolio securities.

Pursuant to the regulations of the CFTC, and subject to certain restrictions, the Fund may purchase or sell futures contracts that are traded on U.S. exchanges that have been designated as contract markets by the CFTC. The Fund may also generally purchase or sell futures contracts that are subject to the rules of any foreign board of trade (“foreign futures contracts”). The Fund may not, however, trade a foreign futures contract based on a foreign stock index unless the contract has been approved by the CFTC for trading by U.S. persons.

The Fund is required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin is required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open.

Notwithstanding the foregoing, the Fund will generally only purchase or sell futures contracts (including foreign currency exchange contracts), or options thereon, for bona fide hedging purposes, as defined in applicable CFTC regulations. If the Fund purchases or sells such futures contracts (including foreign currency exchange contracts), or options thereon for purposes other than bona fide hedging transactions, in accordance with CFTC regulations, the Fund will in no event purchase or sell futures contracts if immediately thereafter the sum of the amounts of initial margin deposits and premiums on the Fund’s existing futures contracts would exceed 5% of the fair market value of the Fund’s total assets. The Adviser reserves the right to comply with such different standards as may be established by the CFTC with respect to the purchase or sale of futures contracts and foreign futures contracts.

Options on Securities and Options on Indices

The Fund may purchase or sell exchange traded or over-the-counter put and call options on its portfolio securities.

The Fund may write covered put and call options on portfolio securities to generate additional revenue for the Fund and, in certain circumstances, as a partial hedge (to the extent of the premium received less transaction costs) against a decline in the value of portfolio securities and in circumstances in which the Adviser anticipates that the price of the underlying securities will not increase above or fall below (in the case of put options) the exercise price of the option by an amount greater than the premium received (less transaction costs incurred) by the Fund. Although writing put and call options may generate additional revenue for the Fund, such revenue is incidental to the Fund’s efforts to achieve its investment objective. The Fund’s strategy limits potential capital appreciation in the portfolio securities subject to the options.

The Fund may write only covered options. “Covered” means that, so long as the Fund is obligated as the writer of a call option, it will own either the underlying securities or an option to purchase the same underlying securities having an expiration date not earlier than the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or establish or maintain with its custodian for the term of the option a segregated account consisting of cash, U.S. government securities or other liquid, high-grade debt obligations having a value equal to the fluctuating market value of the option securities. The Fund will continue to cover any put option it writes by maintaining a segregated account with its custodian as described above.

The Fund’s successful use of options and futures depends on the ability of the Adviser to predict the direction of the market, and is subject to various additional risks. The investment techniques and skills required to use options and futures successfully are different from those required to select equity and equity-linked securities for investment. The correlation between movements in the price of the option or future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases, with respect to stock index futures and options, as the composition of the Fund’s portfolio diverges from the composition of the index underlying such index futures and options. In addition, the ability of the Fund to close out a futures or options position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option or futures contract at any particular time. The securities the Fund is required to maintain in segregated accounts in connection with its hedging transactions are not available for investment in accordance with the Fund’s investment objective of long-term capital appreciation.

On U.S. exchanges, once an option contract has been accepted for clearance, the exchange clearing organization is substituted as both buyer and seller of the contract, thereby guaranteeing the financial integrity of the option contract. Options on securities and on indices traded on certain non-U.S. exchanges may not be so guaranteed by a clearing organization. The absence of such a role for a clearing organization on such a non-U.S. exchange would expose the Fund to the credit risk of its counterparty. If its counterparty were to default on its obligations, the Fund could lose the expected benefit of the transaction.

Repurchase Agreements

When cash may be available to the Fund for only a few days, the Fund may invest such cash in repurchase agreements until such time as it otherwise may be invested or used for payments of obligations of the Fund. In these transactions, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price and date. The resale price reflects the purchase price plus an agreed-upon market rate of interest, which is unrelated to the coupon rate or maturity of the security purchased. The obligation of the seller to pay the agreed-upon price is secured by the value of the underlying securities, which is maintained at the Fund’s custodian at a value at least equal to the resale price. The Adviser monitors the adequacy of the collateral on a daily basis to ensure that the collateral always equals or exceeds the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. The Fund could suffer a loss to the extent proceeds from the sale of collateral were less than the value of the contract.

The Fund may not invest its assets in repurchase agreements with a maturity of more than seven days, but the collateral securities may have maturities of more than one year. The Fund has not adopted an investment restriction limiting the value of its total assets not invested in accordance with its fundamental investment policy that may be invested in repurchase agreements. To minimize the risks of such investments, however, the Fund enters into repurchase agreements only with its custodian, other member banks of the Federal Reserve System having assets in excess of $1 billion, and recognized primary U.S. Government securities dealers determined by the Adviser, subject to review by the board of the Fund, to be creditworthy.

Repurchase agreements do not constitute cash, cash items, receivables or government securities for purposes of the federal tax diversification test. Therefore, the Fund limits its investments in repurchase agreements with any one bank, dealer, broker or other entity in order to comply with the federal tax diversification test.

Debt Securities

The Fund may invest in debt securities including foreign denominated corporate debt and sovereign debt issued by foreign governments, their agencies or instrumentalities, or other government-related entities. Debt securities, such as bonds, involve credit risk. This is the risk that the issuer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the debt securities. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer. All debt securities are subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. If interest rates move sharply in a manner not anticipated by the Adviser, a Fund’s investments in debt securities could be adversely affected and the Fund could lose money. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than will the market price of shorter-term debt securities. In addition, debt securities issued in foreign currency denominations will be subject to currency risk.

Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Securities Lending

The Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. The Fund receives the income on the loaned securities. Where the Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. The Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Fund could suffer a loss where there are losses on investments made with the cash collateral or where the value of the securities collateral falls below the market value of the borrowed securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund may pay reasonable securities lending agent, administrative and custodial fees in connection with its loans.

Investment Restrictions

The Fund has adopted certain investment restrictions, some of which are fundamental (i.e., may not be changed without the prior approval of the holders of a majority of the Fund’s outstanding voting securities) and others of which are non-fundamental (i.e., may be changed with the approval of a majority of the board only). For purposes of the fundamental and non-fundamental investment restrictions listed below and other investment restrictions of the Fund described in this prospectus, all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the Fund’s portfolio.

Fundamental Investment Restrictions

The following investment restrictions of the Fund are fundamental and may not be changed without the prior approval of the holders of a majority of the Fund’s outstanding voting securities. A “majority of the Fund’s outstanding voting securities” means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. The Fund may not:

1.	Borrow money, except to the extent permitted by the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time. The Fund may borrow for investment purposes, for temporary liquidity, or to finance repurchases of its shares.

2.	Issue senior securities, except to the extent permitted under Section 18 of the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

3.	Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the “Securities Act”) in connection with the disposition of its portfolio securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the disposition of restricted securities).

4.	Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in securities that are secured by or represent interests in real estate (e.g., mortgage loans evidenced by notes or other writings defined to be a type of security). Additionally, the preceding limitation on real estate or interests in real estate does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts), nor from disposing of real estate that may be acquired pursuant to a foreclosure (or equivalent procedure) upon a security interest.

5.	Purchase or sell commodities, except to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

6.	Make loans, except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff, or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff, or other authority with appropriate jurisdiction. For purposes of this investment restriction, the purchase of debt obligations (including acquisitions of loans, loan participations, or other forms of debt instruments) shall not constitute loans by the Fund.

7.	Invest more than 25% of the market value of its assets in the securities of companies, entities or issuers engaged in any one industry. This limitation does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities. For purposes of this restriction, an investment in a CLO, CBO, CFO, collateralized debt obligation, or “CDO” or a swap or other derivative will be considered to be an investment in the industry (if any) of the underlying or reference security, instrument or asset.

In addition to the fundamental investment restrictions discussed above, the Fund has adopted a policy to invest at least 80% of its assets in the particular type of investments suggested by its name. Accordingly, under normal circumstances, the Fund will invest at least 80% of the aggregate of its net assets and borrowings for investment purposes in credit-related instruments.

The Fund’s 80% policy with respect to investments in credit-related instruments is not fundamental and may be changed by the Board without prior approval of our stockholders. Stockholders will be provided with sixty (60) days’ notice in the manner prescribed by the SEC before making any change to this policy.

The Fund is also subject to certain diversification requirements with respect to its qualification as a “regulated investment company” under the Code. See “Taxation-- Federal Taxation of the Fund and its Distributions”.

The Fund may invest in other investment companies, subject to limitations set forth in the 1940 Act.

Risk Factors [Table Text Block]

RISK FACTORS AND SPECIAL CONSIDERATIONS

Investing in the Fund’s common stock provides an ownership interest in the Fund. Investing in any investment company security involves significant risk, including the risk that a stockholder may receive little or no return on the stockholder’s investment or that the stockholder may lose part or all of the stockholder’s investment. In addition to the other information contained in this prospectus and the applicable prospectus supplement, you should consider carefully the following information before making an investment in our securities. The risks below are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of the following events occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, the net asset value and trading price, if any, of our common stock could decline, or the value of our subscription rights may decline, and you may lose all or part of your investment. Therefore, before investing, stockholders should consider carefully the following risks that are assumed when investing in the Fund.

Risks Related to Offerings Pursuant to this Prospectus

A stockholder’s interest in us will be diluted if we issue additional shares of common stock, which could reduce the overall value of an investment in us. Our stockholders do not have preemptive rights to any shares we issue in the future. Our Articles of Incorporation authorizes us to issue up to 100,000,000 shares of capital stock, all of which is currently designated as common stock. Our board may elect to sell additional shares in the future or issue equity interests in private offerings. To the extent we issue additional equity interests at or below net asset value, stockholders’ the percentage ownership interest in us may be diluted. In addition, depending upon the terms and pricing of any additional offerings and the value of our investments, holders of our common stock may also experience dilution in the book value and fair value of their shares.

Under the 1940 Act, we generally are prohibited from issuing or selling our common stock at a price below net asset value per share, which may be a disadvantage as compared with certain public companies. We may, however, sell our common stock, or warrants, options, or rights to acquire our common stock, at a price below the current net asset value of our common stock if our board of directors and independent directors determine that such sale is in our best interests and the best interests of our stockholders, and our stockholders, including a majority of those stockholders that are not affiliated with us, approve such sale. In any such case, the price at which our securities are to be issued and sold may not be less than a price that, in the determination of our board of directors, closely approximates the fair value of such securities (less any distributing commission or discount). If we raise additional funds by issuing common stock or senior securities convertible into, or exchangeable for, our common stock, then the percentage ownership of our stockholders at that time will decrease and holders of our common stock will experience dilution.

Certain provisions of the Maryland General Corporation Law could deter takeover attempts. The Maryland Control Share Acquisition Act (“MCSAA”) significantly restricts the voting rights of control shares of a Maryland corporation acquired in a control share acquisition. To the extent that the Fund opts in to the MCSAA, the MCSAA may make it more difficult for a third party to obtain control of us and increase the difficulty of consummating such a transaction. The Fund has not opted-in to the provisions of the Maryland Control Share Acquisition Act, but may do so in the future upon the determination of the Board.

Discount From Net Asset Value

Shares of closed-end funds frequently trade at a market price that is less than the value of the net assets attributable to those shares. The possibility that the Fund’s shares will trade at a discount from NAV is a risk separate and distinct from the risk that the Fund’s NAV will decrease. The risk of purchasing shares of a closed-end fund that might trade at a discount or unsustainable premium is more pronounced for investors who wish to sell their shares in a relatively short period of time after purchasing them because, for those investors, realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance. The Fund’s shares are not redeemable at the request of stockholders. The Fund may repurchase its shares in the open market or in private transactions, although it has no present intention to do so. Stockholders desiring liquidity may, subject to applicable securities laws, trade their shares in the Fund on the NASDAQ Capital Market or other markets on which such shares may trade at the then current market value, which may differ from the then current NAV.

The NAV of our common stock may fluctuate significantly. The NAV and liquidity of the market for shares of our common stock may be significantly affected by numerous factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include:

●	changes in the value of our portfolio of investments;

●	changes in regulatory policies or tax guidelines;

●	distributions that exceed our net investment income and net income as reported according to generally accepted account principles in the United States;

●	changes in earnings or variations in operating results;

●	changes in accounting guidelines governing valuation of our investments;

●	departure of our Adviser or certain of their respective key personnel; and

●	general economic trends and other external factors.

Investing in our securities involves a high degree of risk. The investments we make in accordance with our investment objective may result in a higher amount of risk than alternative investment options and includes volatility or loss of principal. Our investments in portfolio companies may be highly speculative and aggressive and, therefore, an investment in our securities may not be suitable for someone with lower risk tolerance. See also, “Description of Common Stock - Share Repurchases and Tender Offers”.

Risks Related to Equity and Equity-Linked Securities

Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. The Fund is exposed to risks associated with equity and equity-linked securities to the extent that adverse equity market conditions could negatively impact the ability of the borrowers to make payments of interest and/or principal with respect to the loans underlying the CLOs in which the Fund invests.

Non-Diversified Investment Company Risk

As a “non-diversified” investment company, the Fund’s investments involve greater risks than would be the case for a similar diversified investment company because the Fund is not limited by the Investment Company Act of 1940, as amended (the “1940 Act”), in the proportion of its assets that may be invested in the assets of a single issuer. Although the Fund is not diversified for the purposes of the 1940 Act, it must maintain a certain degree of diversification in order to comply with certain requirements of the Code, applicable to regulated investment companies. See “Taxation.”

Management Risk

The Adviser’s judgment about the attractiveness, relative value or potential appreciation of a particular security or investment strategy may prove to be incorrect.

Dividends and Distributions

The Fund distributes monthly to its stockholders substantially all of its net investment income and net short-term capital gains. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses.

Market Disruption Risk

Certain events have had a disruptive effect on the securities markets, such as pandemics, terrorist attacks, war and other geopolitical events, hurricanes, droughts, floods and other disasters. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region, or financial market.

Tender Offers and Share Repurchases

Because of the nature of the Fund’s investment objective and policies, if the Adviser anticipates that a share repurchase or tender offer might have an adverse effect on the Fund’s investment performance and anticipate any material difficulty disposing of portfolio securities in order to consummate such share repurchase or tender offer, the Board would consider deferring or withdrawing the share repurchase or tender offer. The Fund may realize gains and losses on securities that it may not otherwise wish to sell in the ordinary course of its portfolio management, which may adversely affect the Fund’s performance. The portfolio turnover rate of the Fund may or may not be affected by the Fund’s repurchases of shares pursuant to a tender offer. See “Share Repurchases and Tenders.”

Risks of Investing in CLOs

Investments in CLOs and related securities (such as LAFs, CFOs and CBOs) involve certain risks. CLOs are generally backed by an asset or a pool of assets that serve as collateral. The Fund and other investors in CLO securities ultimately bear the credit risk of the underlying collateral. Most CLOs are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of junior tranches which are the focus of our investment strategy, and scheduled payments to junior tranches have a priority in right of payment to subordinated/equity tranches. CLOs may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs. For example, investments in junior debt and equity securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO junior debt and equity tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Changes in the collateral held by a CLO may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently.

Dependence on CLO Managers Risk

The performance of the CLOs in which we invest is highly dependent on the quality of the respective CLO Managers. The CLO Managers’ responsibilities include managing insolvency proceedings, loan workouts and modifications, liquidations, and reporting on the performance of the loan pool to the trustee.

Covenant-Lite Loans Risk

Covenant-lite loans may comprise a significant portion of the senior secured loans underlying the CLOs in which the Fund invests. Over the past decade, the senior secured loan market has evolved from one in which covenant-lite loans represented a minority of the market to one in which such loans represent a significant majority of the market. Generally, covenant-lite loans provide borrower companies greater ability to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent that the CLOs that the Fund invests in hold covenant-lite loans, its CLOs may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Interest Rate Risk

The price of certain of our investments may be significantly affected by changes in interest rates. In the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses which may adversely affect the Company’s cash flow, fair value of its assets and operating results.

Credit Spread Risk

Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of COVID-19, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.

Market Risk

Political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries, or segments of the market, can affect the value of our investments. A disruption or downturn in the capital markets and the credit markets could impair our ability to raise capital, reduce the availability of suitable investment opportunities for us, or adversely and materially affect the value of our investments, any of which would negatively affect our business.

Credit Risk

If (1) a CLO in which the Fund invests, (2) an underlying asset of any such CLO, or (3) any other type of credit investment in the portfolio declines in value or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, our income, NAV, and/or market price would be adversely impacted.

Subordinated Securities Risk

CLO equity securities that the Fund may acquire are subordinated to more senior tranches of CLO debt. CLO equity securities are subject to increased risks of default relative to the holders of superior priority interests in the same CLO.

Leverage Risk

The use of leverage, whether directly or indirectly through investments such as CLO equity securities that inherently involve leverage, may magnify the Fund’s risk of loss. CLO equity securities are very highly leveraged (with CLO equity securities typically being leveraged nine to 13 times), and therefore the CLO securities that it holds and in which it invests are subject to a higher degree of loss since the use of leverage magnifies losses.

Volatility Risk

Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Prepayment Risk

The assets underlying the CLO securities in which the Fund intends to invest are subject to prepayment by the underlying corporate borrowers. In addition, the CLO securities and related investments in which the Fund invests are subject to prepayment risk. If the Fund or a CLO collateral manager is unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, the investment performance will be adversely impacted.

Reinvestment Risk

CLOs will typically generate cash from asset repayments and sales that may be reinvested in substitute assets, subject to compliance with applicable investment tests. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired (for example, during periods of loan compression or as may be required to satisfy a CLO’s covenants) or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow, thereby having a negative effect on the fair value of our assets and the market value of our securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. There can be no assurance that we will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

Counterparty Risk

The Fund may be exposed to counterparty risk, which could make it difficult for it or the CLOs in which it invests to collect on obligations, thereby resulting in potentially significant losses.

Default Risk

A default and any resulting loss, as well as other losses on an underlying asset held by a CLO may reduce the fair value of our corresponding CLO investment. A wide range of factors could adversely affect the ability of the borrower of an underlying asset to make interest or other payments on that asset. To the extent that actual defaults and losses on the collateral of an investment exceed the level of defaults and losses factored into its purchase price, the value of the anticipated return from the investment will be reduced. The more deeply subordinated the tranche of securities in which the Fund invests, the greater the risk of loss upon a default. For example, CLO equity is the most subordinated tranche within a CLO and is therefore subject to the greatest risk of loss resulting from defaults on the CLO’s collateral, whether due to bankruptcy or otherwise. Any defaults and losses in excess of expected default rates and loss model inputs will have a negative impact on the fair value of our investments, will reduce the cash flows that the Fund receives from its investments, adversely affect the fair value of the Fund’s assets and could adversely impact the Fund’s ability to pay dividends. Furthermore, the holders of the junior equity and debt tranches typically have limited rights with respect to decisions made with respect to collateral following an event of default on a CLO. In some cases, the senior most class of notes can elect to liquidate the collateral even if the expected proceeds are not expected to be able to pay in full all classes of notes. The Fund could experience a complete loss of its investment in such a scenario.

In addition, the collateral of CLOs may require substantial workout negotiations or restructuring in the event of a default or liquidation. Any such workout or restructuring is likely to lead to a substantial reduction in the interest rate of such asset and/or a substantial write-down or write-off of all or a portion of the principal of such asset. Any such reduction in interest rates or principal will negatively affect the fair value of the Fund’s portfolio.

CLO Warehouse Risk

The Fund may invest in participations in CLO Warehouses provided for the purposes of enabling the borrowers to acquire assets (“Collateral”) which are ultimately intended to be used to collateralize securities to be issued pursuant to a CLO transaction. The Fund’s participation in any CLO Warehouse may take the form of notes (“Warehouse Equity”) which are subordinated to the interests of one or more senior lenders under the CLO Warehouse. If the relevant CLO transaction does not proceed for any reason (which may include a decision on the part of the CLO Manager not to proceed with the closing of such transaction (“closing”)), the realized value of the Collateral may be insufficient to repay any outstanding amounts owing to the Company in respect of the Warehouse Equity, after payments have been made to the senior lenders under the terms of the CLO Warehouse, with the consequence that the Fund may not receive back all or any of its investment in the CLO Warehouse. This shortfall may be attributable to, amongst other things, a fall in the value of the Collateral between the date of the Fund’s participation in the CLO Warehouse and the date that the Collateral is realized.

Fair Value of Portfolio Investment Risk

Generally, there is a more limited public market for the CLO investments the Fund targets. As a result, these securities will be valued at least quarterly, or more frequently as may be required from time to time, at fair value. The determinations of the fair value of the investments have a material impact on our net earnings through the recording of unrealized appreciation or depreciation of investments and may cause the NAV on a given date to understate or overstate, possibly materially, the value that it may ultimately realize on one or more of our investments.

Limited Investment Opportunities Risk

The market for CLO securities is more limited than the market for other credit related investments. The Fund can offer no assurances that sufficient investment opportunities for our capital will be available.

Conflict of Interest Risks

The Fund’s executive officers and directors, other current and future principals of the Adviser and certain members of the Adviser’s investment committee may serve as officers, directors or principals of other entities and affiliates of the Adviser and funds managed by the Fund’s affiliates that operate in the same or a related line of business as the Fund does. Currently, the Fund’s executive officers, as well as the other principals of the Adviser, manage other funds affiliated with the Adviser. In addition, the Adviser’s investment team has responsibilities for sourcing and managing private debt investments for certain other investment funds and accounts. Accordingly, they have obligations to investors in those entities, the fulfillment of which may not be in the best interests of, or may be adverse to the interests of, the Fund and its stockholders. Although the professional staff of the Adviser will devote as much time to management of the Fund as appropriate to enable the Adviser to perform its duties in accordance with the Investment Advisory Agreement, the investment professionals of the Adviser may have conflicts in allocating their time and services among the Fund, on the one hand, and other investment vehicles managed by the Adviser or one or more of its affiliates on the other hand.

Potential Conflicts of Interest – Allocation of Investment Opportunities

The Adviser has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Adviser currently provides investment advisory services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b)emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii)differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Adviser.

Foreign Exchange Rate Risk

Although the Fund intends to primarily make investments denominated in U.S. dollars, it may make investments denominated in other currencies. Our investments denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar.

Hedging Risk

Hedging transactions seeking to reduce risks may result in poorer overall performance than if the Fund had not engaged in such hedging transactions, and they may also not properly hedge our risks. To the extent that the Fund uses derivatives to hedge its investment risks, the Fund will be subject to risks specific to derivatives transactions. Such risks include counterparty risk, correlation risk, liquidity risk, leverage risk, and volatility risk.

Incentive Fee Risk

The Investment Advisory Agreement entitles the Adviser to receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that quarter. Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If an investment defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the Incentive Fee will become uncollectible. The Adviser is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received. The Incentive Fee payable by the Fund to the Adviser may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Adviser is determined may encourage it to use leverage to increase the return on the Fund’s investments. In addition, the fact that the Management Fee is payable based upon the Fund’s Managed Assets, which would include any borrowings for investment purposes, may encourage the Adviser to use leverage to make additional investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor stockholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Limited Prior Operating Risk

The Fund has recently implemented the new investment strategy and has no prior track record of operating a similar investment strategy in any other registered investment company. The Fund is therefore subject to all of the business risks and uncertainties associated with any new line of business, including the risk that it will not achieve its investment objective and that the value of your investment could decline substantially.

Refinancing Risk

If the Fund incurs debt financing and subsequently refinances such debt, the replacement debt may be at a higher cost and on less favorable terms and conditions. If the Fund fails to extend, refinance, or replace such debt financings prior to their maturity on commercially reasonable terms, the Fund’s liquidity will be lower than it would have been with the benefit of such financings, which would limit the Fund’s ability to grow.

Risks Related to the Reliance on Senior Management Personnel of the Adviser

Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser and its senior management team. The departure of any members of the Adviser’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.

Regulatory Risk

Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments and limit the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practices.

Cybersecurity Risk

Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Although the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.

Tax Risks

In order to qualify as a RIC each year, the Fund must satisfy both an annual income and asset diversification test. The Fund intends to take certain positions regarding the qualification of CLO equity under the asset diversification test for which there is a lack of guidance. If the Internal Revenue Service were to disagree with the Fund’s position and none of the applicable mitigation provisions are available, it could fail to qualify as a RIC. If the Fund fails to qualify for tax treatment as a RIC under Subchapter M of the Code for any reason, or become subject to corporate income tax, the resulting corporate taxes could substantially reduce its net assets, as well as the amount of income available for distributions, and the amount of such distributions, to the holders of the equity securities or obligations, and for payments to the holders of the equity securities or obligations.

Some of the CLOs in which the Fund invests may constitute “passive foreign investment companies,” or “PFICs.” If the Fund acquires interests treated as equity for U.S. federal income tax purposes in PFICs (including equity tranche investments and certain debt tranche investments in CLOs that are PFICs), the Fund may be subject to federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its stockholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require the Fund to recognize its share of the PFIC’s income for each tax year regardless of whether the Fund receives any distributions from such PFIC. The Fund must nonetheless distribute such income to maintain its status as a RIC. Treasury Regulations generally treat the Fund’s income inclusion with respect to a PFIC with respect to which the Fund has made a qualified electing fund, or “QEF,” election, as qualifying income for purposes of determining its ability to be subject to tax as a RIC if (i) there is a current distribution out of the earnings and profits of the PFIC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. As such, the Fund may be restricted in its ability to make QEF elections with respect to its holdings in issuers that could be treated as PFICs in order to ensure its continued qualification as a RIC and/or maximize the Fund’s after-tax return from these investments.

If the Fund holds 10% or more of the interests treated as equity (by vote or value) for U.S. federal income tax purposes in a foreign corporation that is treated as a controlled foreign corporation, or “CFC” (including equity tranche investments and certain debt tranche investments in a CLO treated as a CFC), the Fund may be treated as receiving a deemed distribution (taxable as ordinary income) each tax year from such foreign corporation in an amount equal to the Fund’s pro rata share of the corporation’s income for the tax year (including both ordinary earnings and capital gains). If the Fund is required to include such deemed distributions from a CFC in its income, the Fund will be required to distribute such income to maintain its RIC status regardless of whether or not the CFC makes an actual distribution during such tax year. Treasury Regulations generally treat the Fund’s income inclusion with respect to a CFC as qualifying income for purposes of determining its ability to be subject to tax as a RIC either if (i) there is a current distribution out of the earnings and profits of the CFC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to its business of investing in stock, securities, or currencies. As such, the Fund may limit and/or manage its holdings in issuers that could be treated as CFCs in order to ensure its continued qualification as a RIC and/or maximize the Fund’s after-tax return from these investments.

If the Fund is required to include amounts from CLO securities in income prior to receiving the cash distributions representing such income, the Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, it may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

Risks Related to Equity and Equity-Linked Securities

Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. The Fund is exposed to risks associated with equity and equity-linked securities to the extent that adverse equity market conditions could negatively impact the ability of the borrowers to make payments of interest and/or principal with respect to the loans underlying the CLOs in which the Fund invests.

The Fund may also invest in preferred stock, convertible securities and other types of equity-linked securities. The market value of preferred and convertible securities and other debt securities tends to fall when prevailing interest rates rise. Preferred securities may pay fixed or adjustable rates of return.

Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Equity-linked securities bear the risk that, in addition to market risk and other risks of the referenced equity security, the Fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the Fund’s investment.

Risks Relating to Our Adviser and its Affiliates

Conflicts of Interest Caused by Compensation Arrangements

The Adviser and its respective affiliates will receive substantial fees from us in return for their services. These fees could influence the advice provided to us. Generally, the more equity we sell in public offerings and the greater the risk assumed by us with respect to our investments, the greater the potential for growth in our assets and profits (and, correlatively, the fees payable by us to the Adviser). These compensation arrangements could affect our Adviser’s or its affiliates’ judgment with respect to public offerings of equity and investments made by us, which allow the Adviser to earn increased asset management fees.

Competition for the Time and Resources of the Adviser

The Adviser currently manages other investment entities and is not prohibited from raising money for and managing future investment entities that make the same types of investments as those we target. As a result, the time and resources that our Adviser devotes to us may be diverted, and during times of intense activity in other programs the Adviser may devote less time and resources to our business than is necessary or appropriate. In addition, we may compete with any such investment entity for the same investors and investment opportunities.

Conflicts of Interest in Connection with the Management of our Business Affairs

Our Adviser will experience conflicts of interest in connection with the management of our business affairs, including relating to the allocation of investment opportunities by the Adviser and its affiliates; compensation to the Adviser; services that may be provided by the Adviser and its affiliates to issuers in which we invest; investments by us and other clients of the Adviser, subject to the limitations of the 1940 Act; the formation of additional investment funds by the Adviser; differing recommendations given by the Adviser to us versus other clients; the Adviser’s use of information gained from issuers in our portfolio for investments by other clients, subject to applicable law; and restrictions on the Adviser’s use of “inside information” with respect to potential investments by us.

Conflicts of Interest with the Adviser’s Management of Other Accounts

Because our Adviser manages assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), certain conflicts of interest are present. For instance, an Adviser may receive fees from certain accounts that are higher than the fees received by the Adviser from us, or receive a performance-based fee on certain accounts. In those instances, a portfolio manager for the Adviser has an incentive to favor the higher fee and/or performance-based fee accounts over us. In addition, a conflict of interest exists to the extent an Adviser has proprietary investments in certain accounts, where its portfolio managers or other employees have personal investments in certain accounts, or when certain accounts are investment options in the Adviser’s employee benefit plans. The Adviser has an incentive to favor these accounts over us. The Adviser has policies and procedures in place to mitigate such conflicts and our board of directors monitors these conflicts.

Risk due to the Adviser’s Actions on Behalf of its Other Accounts and Clients

Our Adviser manages assets for accounts other than us, including private funds (for purposes of this section, Adviser Funds). Actions taken by an Adviser on behalf of its Adviser Funds may be adverse to us and our investments, which could harm our performance. For example, we may invest in the same credit obligations as other Adviser Funds, although, to the extent permitted under the 1940 Act, our investments may include different obligations of the same issuer. Decisions made with respect to the securities held by one Adviser Fund may cause (or have the potential to cause) harm to the different class of securities of the issuer held by other Adviser Funds (including us). As a further example, an Adviser may manage accounts that engage in short sales of (or otherwise take short positions in) securities or other instruments of the type in which we invest, which could harm our performance for the benefit of the accounts taking short positions, if such short positions cause the market value of the securities to fall.

Risk due to Inside Information

In the course of it duties, the members, officers, directors, employees, principals or affiliates of our Adviser may come into possession of material, non-public information. The possession of such information may, to our detriment, limit the ability of our Adviser to buy or sell a security or otherwise to participate in an investment opportunity for us. In certain circumstances, employees of our Adviser may serve as board members or in other capacities for portfolio or potential portfolio companies, which could restrict our ability to trade in the securities of such companies. For example, if personnel of our Adviser comes into possession of material non-public information with respect to our investments, such personnel will be restricted by our Adviser’s information-sharing policies and procedures or by law or contract from sharing such information with our management team, even where the disclosure of such information would be in our best interests or would otherwise influence decisions taken by the members of the management team with respect to that investment. This conflict and these procedures and practices may limit the freedom of our Adviser to enter into or exit from potentially profitable investments for us which could have an adverse effect on our results of operations. Accordingly, there can be no assurance that we will be able to fully leverage the resources and industry expertise of our Adviser’s other businesses. Additionally, there may be circumstances in which one or more individuals associated with our Adviser will be precluded from providing services to us because of certain confidential information available to those individuals or to other parts of the Adviser.

Risk in Transactions with Affiliates

We are prohibited under the 1940 Act from participating in certain transactions with certain of our affiliates without the prior approval of a majority of the independent directors and, in some cases, the SEC.

The Fund has applied for, but, as of the date of this prospectus, not been granted, an exemptive order from the SEC that will permit it to co-invest with other persons, including certain affiliated accounts managed and controlled by the Adviser (any such order, a “Co-Investment Exemptive Order”). Subject to the 1940 Act and the conditions of any such Co-Investment Exemptive Order issued by the SEC, the Fund may, under certain circumstances, co-invest with certain affiliated accounts in investments that are suitable for the Fund and one or more of such affiliated accounts.

There can be no assurance that the Fund will receive such exemptive relief. Moreover, even if the Fund does receive such exemptive relief and is permitted to co-invest in the same securities as one or more affiliated accounts, conflicts of interest may still arise.

If the Adviser is presented with co-investment opportunities that generally fall within the Fund’s investment objective and other Board-established criteria and those of one or more affiliated accounts advised by the Adviser, the Adviser will allocate such opportunities among the Fund and such affiliated accounts in a manner consistent with the Co-Investment Exemptive Order and the Adviser’s allocation policies and procedures. There is no assurance that the Co-Investment Exemptive Order will be granted by the SEC.

Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act, and we will generally be prohibited from buying or selling any securities from or to such affiliate on a principal basis. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times to the extent the transaction is considered a joint transaction. If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or directors or their affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security from or to any portfolio company that is controlled by a fund managed by either the Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us.

We may, however, invest alongside our Adviser’s and its affiliates’ other clients, including other entities it manages, which we refer to as affiliates’ other clients, in certain circumstances when doing so is consistent with applicable law and SEC staff interpretations and guidance. We may also invest alongside the other clients of our Adviser, as otherwise permissible under regulatory guidance, applicable regulations and the Adviser’s allocation policies. However, we can offer no assurance that investment opportunities will be allocated to us fairly or equitably in the short-term or over time.

In situations when co-investment with affiliates’ other clients is not permitted under the 1940 Act and related rules, existing or future staff guidance, or the terms and conditions of exemptive relief granted to us by the SEC, our Adviser will need to decide which client or clients will proceed with the investment. Generally, we will not have an entitlement to make a co-investment in these circumstances and, to the extent that another client elects to proceed with the investment, we will not be permitted to participate. Moreover, except in certain circumstances, we are unable to invest in any issuer in which an affiliate’s other client holds a controlling interest.

Risk of Investments that Could Give Rise to a Conflict of Interest

We do not expect to invest in, or hold securities of, companies that are controlled by affiliates’ other clients. However, an affiliate’s other clients may invest in, and gain control over, one of our portfolio companies. If an affiliate’s other client, or clients, gains control over one of our portfolio companies, it may create conflicts of interest and may subject us to certain restrictions under the 1940 Act. As a result of these conflicts and restrictions our Adviser may be unable to implement our investment strategies as effectively as they could have in the absence of such conflicts or restrictions. For example, as a result of a conflict or restriction, our Adviser may be unable to engage in certain transactions that it would otherwise pursue. In order to avoid these conflicts and restrictions, our Adviser may choose to exit these investments prematurely and, as a result, we would forego any positive returns associated with such investments. In addition, to the extent that an affiliate’s other client holds a different class of securities than we as a result of such transactions, our interests may not be aligned.

Operational Risk

The valuation of the Fund’s investments may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Share Price [Table Text Block]

	Price		NAV		Premium/(Discount)
Quarter Ended	High	Low	High	Low	High	Low
3/31/2026[1]	$21.90	$14.74	$21.60	$19.76	2.34%	-25.09%
12/31/2025	$2.76	$2.22	$2.67	$2.14	3.74%	-14.98%
9/30/2025	$2.71	$2.32	$2.67	$2.60	1.88%	-12.12%
6/30/2025	$2.74	$2.38	$2.89	$2.63	-4.51%	-14.03%
3/31/2025	$2.71	$2.30	$3.27	$2.84	-5.99%	-24.10%
12/31/2024	$2.57	$2.23	$3.42	$3.07	-22.12%	-28.61%
9/30/2024	$2.42	$2.19	$3.25	$2.89	-22.18%	-28.39%
6/30/2024	$2.59	$2.28	$3.49	$3.02	-23.83%	-27.56%
3/31/2024	$2.89	$2.56	$3.58	$3.25	-18.16%	-26.29%
12/31/2023	$3.04	$2.25	$5.24	$3.49	-19.66%	-52.33%

[1]	On February 9, 2026, the Fund consummated a 1:10 reverse stock split.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF COMMON STOCK

The Fund is authorized to issue up to 100,000,000 shares of capital stock, at $0.001 par value per share, all of which shares are classified as common stock. The board is authorized, however, to classify and reclassify any unissued shares of capital stock by setting or changing in any one or more respects the designation and number of shares of any such class or series, and the nature, rates, amounts and times at which and the conditions under which dividends shall be payable on, and the voting, conversion, redemption and liquidation rights of, such class or series and any other preferences, rights, restrictions and qualifications applicable thereto.

The Fund’s shares have no preemptive, conversion, exchange or redemption rights. Each share has equal voting, dividend, distribution and liquidation rights. The shares outstanding are fully paid and nonassessable. Stockholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the directors then nominated for election if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any directors. The foregoing description and the description under “Certain Provisions of Articles of Incorporation and Bylaws” below are subject to the provisions contained in the Fund’s Articles of Incorporation and Bylaws.

Outstanding Securities [Table Text Block]
Title of Class	Authorized	Amount of Shares Held by the Fund for its Account	Amount of Shares Outstanding as of April 30, 2026
Shares of common stock	100,000,000	0 shares	2,002,996 Shares

Risks Related to Offerings Pursuant to this Prospectus [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Offerings Pursuant to this Prospectus

A stockholder’s interest in us will be diluted if we issue additional shares of common stock, which could reduce the overall value of an investment in us. Our stockholders do not have preemptive rights to any shares we issue in the future. Our Articles of Incorporation authorizes us to issue up to 100,000,000 shares of capital stock, all of which is currently designated as common stock. Our board may elect to sell additional shares in the future or issue equity interests in private offerings. To the extent we issue additional equity interests at or below net asset value, stockholders’ the percentage ownership interest in us may be diluted. In addition, depending upon the terms and pricing of any additional offerings and the value of our investments, holders of our common stock may also experience dilution in the book value and fair value of their shares.

Under the 1940 Act, we generally are prohibited from issuing or selling our common stock at a price below net asset value per share, which may be a disadvantage as compared with certain public companies. We may, however, sell our common stock, or warrants, options, or rights to acquire our common stock, at a price below the current net asset value of our common stock if our board of directors and independent directors determine that such sale is in our best interests and the best interests of our stockholders, and our stockholders, including a majority of those stockholders that are not affiliated with us, approve such sale. In any such case, the price at which our securities are to be issued and sold may not be less than a price that, in the determination of our board of directors, closely approximates the fair value of such securities (less any distributing commission or discount). If we raise additional funds by issuing common stock or senior securities convertible into, or exchangeable for, our common stock, then the percentage ownership of our stockholders at that time will decrease and holders of our common stock will experience dilution.

Certain provisions of the Maryland General Corporation Law could deter takeover attempts. The Maryland Control Share Acquisition Act (“MCSAA”) significantly restricts the voting rights of control shares of a Maryland corporation acquired in a control share acquisition. To the extent that the Fund opts in to the MCSAA, the MCSAA may make it more difficult for a third party to obtain control of us and increase the difficulty of consummating such a transaction. The Fund has not opted-in to the provisions of the Maryland Control Share Acquisition Act, but may do so in the future upon the determination of the Board.

Discount From Net Asset Value [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Discount From Net Asset Value

Shares of closed-end funds frequently trade at a market price that is less than the value of the net assets attributable to those shares. The possibility that the Fund’s shares will trade at a discount from NAV is a risk separate and distinct from the risk that the Fund’s NAV will decrease. The risk of purchasing shares of a closed-end fund that might trade at a discount or unsustainable premium is more pronounced for investors who wish to sell their shares in a relatively short period of time after purchasing them because, for those investors, realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance. The Fund’s shares are not redeemable at the request of stockholders. The Fund may repurchase its shares in the open market or in private transactions, although it has no present intention to do so. Stockholders desiring liquidity may, subject to applicable securities laws, trade their shares in the Fund on the NASDAQ Capital Market or other markets on which such shares may trade at the then current market value, which may differ from the then current NAV.

The NAV of our common stock may fluctuate significantly. The NAV and liquidity of the market for shares of our common stock may be significantly affected by numerous factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include:

●	changes in the value of our portfolio of investments;

●	changes in regulatory policies or tax guidelines;

●	distributions that exceed our net investment income and net income as reported according to generally accepted account principles in the United States;

●	changes in earnings or variations in operating results;

●	changes in accounting guidelines governing valuation of our investments;

●	departure of our Adviser or certain of their respective key personnel; and

●	general economic trends and other external factors.

Investing in our securities involves a high degree of risk. The investments we make in accordance with our investment objective may result in a higher amount of risk than alternative investment options and includes volatility or loss of principal. Our investments in portfolio companies may be highly speculative and aggressive and, therefore, an investment in our securities may not be suitable for someone with lower risk tolerance. See also, “Description of Common Stock - Share Repurchases and Tender Offers”.

Risks Related to Equity and Equity-Linked Securitie [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Equity and Equity-Linked Securities

Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. The Fund is exposed to risks associated with equity and equity-linked securities to the extent that adverse equity market conditions could negatively impact the ability of the borrowers to make payments of interest and/or principal with respect to the loans underlying the CLOs in which the Fund invests.

Non-Diversified Investment Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Investment Company Risk

As a “non-diversified” investment company, the Fund’s investments involve greater risks than would be the case for a similar diversified investment company because the Fund is not limited by the Investment Company Act of 1940, as amended (the “1940 Act”), in the proportion of its assets that may be invested in the assets of a single issuer. Although the Fund is not diversified for the purposes of the 1940 Act, it must maintain a certain degree of diversification in order to comply with certain requirements of the Code, applicable to regulated investment companies. See “Taxation.”

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Management Risk The Adviser’s judgment about the attractiveness, relative value or potential appreciation of a particular security or investment strategy may prove to be incorrect.
Dividends and Distributions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dividends and Distributions

The Fund distributes monthly to its stockholders substantially all of its net investment income and net short-term capital gains. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses.

Market Disruption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption Risk

Certain events have had a disruptive effect on the securities markets, such as pandemics, terrorist attacks, war and other geopolitical events, hurricanes, droughts, floods and other disasters. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region, or financial market.

Tender Offers and Share Repurchases [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tender Offers and Share Repurchases

Because of the nature of the Fund’s investment objective and policies, if the Adviser anticipates that a share repurchase or tender offer might have an adverse effect on the Fund’s investment performance and anticipate any material difficulty disposing of portfolio securities in order to consummate such share repurchase or tender offer, the Board would consider deferring or withdrawing the share repurchase or tender offer. The Fund may realize gains and losses on securities that it may not otherwise wish to sell in the ordinary course of its portfolio management, which may adversely affect the Fund’s performance. The portfolio turnover rate of the Fund may or may not be affected by the Fund’s repurchases of shares pursuant to a tender offer. See “Share Repurchases and Tenders.”

Risks of Investing in CLOs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in CLOs

Investments in CLOs and related securities (such as LAFs, CFOs and CBOs) involve certain risks. CLOs are generally backed by an asset or a pool of assets that serve as collateral. The Fund and other investors in CLO securities ultimately bear the credit risk of the underlying collateral. Most CLOs are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of junior tranches which are the focus of our investment strategy, and scheduled payments to junior tranches have a priority in right of payment to subordinated/equity tranches. CLOs may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs. For example, investments in junior debt and equity securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO junior debt and equity tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Changes in the collateral held by a CLO may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently.

Dependence on CLO Managers Risk

The performance of the CLOs in which we invest is highly dependent on the quality of the respective CLO Managers. The CLO Managers’ responsibilities include managing insolvency proceedings, loan workouts and modifications, liquidations, and reporting on the performance of the loan pool to the trustee.

Covenant-Lite Loans Risk

Covenant-lite loans may comprise a significant portion of the senior secured loans underlying the CLOs in which the Fund invests. Over the past decade, the senior secured loan market has evolved from one in which covenant-lite loans represented a minority of the market to one in which such loans represent a significant majority of the market. Generally, covenant-lite loans provide borrower companies greater ability to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent that the CLOs that the Fund invests in hold covenant-lite loans, its CLOs may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Interest Rate Risk

The price of certain of our investments may be significantly affected by changes in interest rates. In the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses which may adversely affect the Company’s cash flow, fair value of its assets and operating results.

Credit Spread Risk

Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of COVID-19, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.

Market Risk

Political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries, or segments of the market, can affect the value of our investments. A disruption or downturn in the capital markets and the credit markets could impair our ability to raise capital, reduce the availability of suitable investment opportunities for us, or adversely and materially affect the value of our investments, any of which would negatively affect our business.

Credit Risk

If (1) a CLO in which the Fund invests, (2) an underlying asset of any such CLO, or (3) any other type of credit investment in the portfolio declines in value or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, our income, NAV, and/or market price would be adversely impacted.

Subordinated Securities Risk

CLO equity securities that the Fund may acquire are subordinated to more senior tranches of CLO debt. CLO equity securities are subject to increased risks of default relative to the holders of superior priority interests in the same CLO.

Leverage Risk

The use of leverage, whether directly or indirectly through investments such as CLO equity securities that inherently involve leverage, may magnify the Fund’s risk of loss. CLO equity securities are very highly leveraged (with CLO equity securities typically being leveraged nine to 13 times), and therefore the CLO securities that it holds and in which it invests are subject to a higher degree of loss since the use of leverage magnifies losses.

Volatility Risk

Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Prepayment Risk

The assets underlying the CLO securities in which the Fund intends to invest are subject to prepayment by the underlying corporate borrowers. In addition, the CLO securities and related investments in which the Fund invests are subject to prepayment risk. If the Fund or a CLO collateral manager is unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, the investment performance will be adversely impacted.

Reinvestment Risk

CLOs will typically generate cash from asset repayments and sales that may be reinvested in substitute assets, subject to compliance with applicable investment tests. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired (for example, during periods of loan compression or as may be required to satisfy a CLO’s covenants) or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow, thereby having a negative effect on the fair value of our assets and the market value of our securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. There can be no assurance that we will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

Counterparty Risk

The Fund may be exposed to counterparty risk, which could make it difficult for it or the CLOs in which it invests to collect on obligations, thereby resulting in potentially significant losses.

Default Risk

A default and any resulting loss, as well as other losses on an underlying asset held by a CLO may reduce the fair value of our corresponding CLO investment. A wide range of factors could adversely affect the ability of the borrower of an underlying asset to make interest or other payments on that asset. To the extent that actual defaults and losses on the collateral of an investment exceed the level of defaults and losses factored into its purchase price, the value of the anticipated return from the investment will be reduced. The more deeply subordinated the tranche of securities in which the Fund invests, the greater the risk of loss upon a default. For example, CLO equity is the most subordinated tranche within a CLO and is therefore subject to the greatest risk of loss resulting from defaults on the CLO’s collateral, whether due to bankruptcy or otherwise. Any defaults and losses in excess of expected default rates and loss model inputs will have a negative impact on the fair value of our investments, will reduce the cash flows that the Fund receives from its investments, adversely affect the fair value of the Fund’s assets and could adversely impact the Fund’s ability to pay dividends. Furthermore, the holders of the junior equity and debt tranches typically have limited rights with respect to decisions made with respect to collateral following an event of default on a CLO. In some cases, the senior most class of notes can elect to liquidate the collateral even if the expected proceeds are not expected to be able to pay in full all classes of notes. The Fund could experience a complete loss of its investment in such a scenario.

In addition, the collateral of CLOs may require substantial workout negotiations or restructuring in the event of a default or liquidation. Any such workout or restructuring is likely to lead to a substantial reduction in the interest rate of such asset and/or a substantial write-down or write-off of all or a portion of the principal of such asset. Any such reduction in interest rates or principal will negatively affect the fair value of the Fund’s portfolio.

CLO Warehouse Risk

The Fund may invest in participations in CLO Warehouses provided for the purposes of enabling the borrowers to acquire assets (“Collateral”) which are ultimately intended to be used to collateralize securities to be issued pursuant to a CLO transaction. The Fund’s participation in any CLO Warehouse may take the form of notes (“Warehouse Equity”) which are subordinated to the interests of one or more senior lenders under the CLO Warehouse. If the relevant CLO transaction does not proceed for any reason (which may include a decision on the part of the CLO Manager not to proceed with the closing of such transaction (“closing”)), the realized value of the Collateral may be insufficient to repay any outstanding amounts owing to the Company in respect of the Warehouse Equity, after payments have been made to the senior lenders under the terms of the CLO Warehouse, with the consequence that the Fund may not receive back all or any of its investment in the CLO Warehouse. This shortfall may be attributable to, amongst other things, a fall in the value of the Collateral between the date of the Fund’s participation in the CLO Warehouse and the date that the Collateral is realized.

Fair Value of Portfolio Investment Risk

Generally, there is a more limited public market for the CLO investments the Fund targets. As a result, these securities will be valued at least quarterly, or more frequently as may be required from time to time, at fair value. The determinations of the fair value of the investments have a material impact on our net earnings through the recording of unrealized appreciation or depreciation of investments and may cause the NAV on a given date to understate or overstate, possibly materially, the value that it may ultimately realize on one or more of our investments.

Limited Investment Opportunities Risk

The market for CLO securities is more limited than the market for other credit related investments. The Fund can offer no assurances that sufficient investment opportunities for our capital will be available.

Conflict of Interest Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflict of Interest Risks

The Fund’s executive officers and directors, other current and future principals of the Adviser and certain members of the Adviser’s investment committee may serve as officers, directors or principals of other entities and affiliates of the Adviser and funds managed by the Fund’s affiliates that operate in the same or a related line of business as the Fund does. Currently, the Fund’s executive officers, as well as the other principals of the Adviser, manage other funds affiliated with the Adviser. In addition, the Adviser’s investment team has responsibilities for sourcing and managing private debt investments for certain other investment funds and accounts. Accordingly, they have obligations to investors in those entities, the fulfillment of which may not be in the best interests of, or may be adverse to the interests of, the Fund and its stockholders. Although the professional staff of the Adviser will devote as much time to management of the Fund as appropriate to enable the Adviser to perform its duties in accordance with the Investment Advisory Agreement, the investment professionals of the Adviser may have conflicts in allocating their time and services among the Fund, on the one hand, and other investment vehicles managed by the Adviser or one or more of its affiliates on the other hand.

Potential Conflicts of Interest – Allocation of Investment Opportunities

The Adviser has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Adviser currently provides investment advisory services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b)emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii)differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Adviser.

Foreign Exchange Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Exchange Rate Risk

Although the Fund intends to primarily make investments denominated in U.S. dollars, it may make investments denominated in other currencies. Our investments denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar.

Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging Risk

Hedging transactions seeking to reduce risks may result in poorer overall performance than if the Fund had not engaged in such hedging transactions, and they may also not properly hedge our risks. To the extent that the Fund uses derivatives to hedge its investment risks, the Fund will be subject to risks specific to derivatives transactions. Such risks include counterparty risk, correlation risk, liquidity risk, leverage risk, and volatility risk.

Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Incentive Fee Risk

The Investment Advisory Agreement entitles the Adviser to receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that quarter. Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If an investment defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the Incentive Fee will become uncollectible. The Adviser is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received. The Incentive Fee payable by the Fund to the Adviser may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Adviser is determined may encourage it to use leverage to increase the return on the Fund’s investments. In addition, the fact that the Management Fee is payable based upon the Fund’s Managed Assets, which would include any borrowings for investment purposes, may encourage the Adviser to use leverage to make additional investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor stockholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Limited Prior Operating Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Prior Operating Risk

The Fund has recently implemented the new investment strategy and has no prior track record of operating a similar investment strategy in any other registered investment company. The Fund is therefore subject to all of the business risks and uncertainties associated with any new line of business, including the risk that it will not achieve its investment objective and that the value of your investment could decline substantially.

Refinancing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Refinancing Risk

If the Fund incurs debt financing and subsequently refinances such debt, the replacement debt may be at a higher cost and on less favorable terms and conditions. If the Fund fails to extend, refinance, or replace such debt financings prior to their maturity on commercially reasonable terms, the Fund’s liquidity will be lower than it would have been with the benefit of such financings, which would limit the Fund’s ability to grow.

Risks Related to the Reliance on Senior Management Personnel of the Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Reliance on Senior Management Personnel of the Adviser

Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser and its senior management team. The departure of any members of the Adviser’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.

Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Risk

Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments and limit the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practices.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk

Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Although the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks

In order to qualify as a RIC each year, the Fund must satisfy both an annual income and asset diversification test. The Fund intends to take certain positions regarding the qualification of CLO equity under the asset diversification test for which there is a lack of guidance. If the Internal Revenue Service were to disagree with the Fund’s position and none of the applicable mitigation provisions are available, it could fail to qualify as a RIC. If the Fund fails to qualify for tax treatment as a RIC under Subchapter M of the Code for any reason, or become subject to corporate income tax, the resulting corporate taxes could substantially reduce its net assets, as well as the amount of income available for distributions, and the amount of such distributions, to the holders of the equity securities or obligations, and for payments to the holders of the equity securities or obligations.

Some of the CLOs in which the Fund invests may constitute “passive foreign investment companies,” or “PFICs.” If the Fund acquires interests treated as equity for U.S. federal income tax purposes in PFICs (including equity tranche investments and certain debt tranche investments in CLOs that are PFICs), the Fund may be subject to federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its stockholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require the Fund to recognize its share of the PFIC’s income for each tax year regardless of whether the Fund receives any distributions from such PFIC. The Fund must nonetheless distribute such income to maintain its status as a RIC. Treasury Regulations generally treat the Fund’s income inclusion with respect to a PFIC with respect to which the Fund has made a qualified electing fund, or “QEF,” election, as qualifying income for purposes of determining its ability to be subject to tax as a RIC if (i) there is a current distribution out of the earnings and profits of the PFIC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. As such, the Fund may be restricted in its ability to make QEF elections with respect to its holdings in issuers that could be treated as PFICs in order to ensure its continued qualification as a RIC and/or maximize the Fund’s after-tax return from these investments.

If the Fund holds 10% or more of the interests treated as equity (by vote or value) for U.S. federal income tax purposes in a foreign corporation that is treated as a controlled foreign corporation, or “CFC” (including equity tranche investments and certain debt tranche investments in a CLO treated as a CFC), the Fund may be treated as receiving a deemed distribution (taxable as ordinary income) each tax year from such foreign corporation in an amount equal to the Fund’s pro rata share of the corporation’s income for the tax year (including both ordinary earnings and capital gains). If the Fund is required to include such deemed distributions from a CFC in its income, the Fund will be required to distribute such income to maintain its RIC status regardless of whether or not the CFC makes an actual distribution during such tax year. Treasury Regulations generally treat the Fund’s income inclusion with respect to a CFC as qualifying income for purposes of determining its ability to be subject to tax as a RIC either if (i) there is a current distribution out of the earnings and profits of the CFC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to its business of investing in stock, securities, or currencies. As such, the Fund may limit and/or manage its holdings in issuers that could be treated as CFCs in order to ensure its continued qualification as a RIC and/or maximize the Fund’s after-tax return from these investments.

If the Fund is required to include amounts from CLO securities in income prior to receiving the cash distributions representing such income, the Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, it may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

Risks Related to Equity and Equity-Linked Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Equity and Equity-Linked Securities

Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. The Fund is exposed to risks associated with equity and equity-linked securities to the extent that adverse equity market conditions could negatively impact the ability of the borrowers to make payments of interest and/or principal with respect to the loans underlying the CLOs in which the Fund invests.

The Fund may also invest in preferred stock, convertible securities and other types of equity-linked securities. The market value of preferred and convertible securities and other debt securities tends to fall when prevailing interest rates rise. Preferred securities may pay fixed or adjustable rates of return.

Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Equity-linked securities bear the risk that, in addition to market risk and other risks of the referenced equity security, the Fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the Fund’s investment.

Risks Related to Equity and Equity-Linked Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Our Adviser and its Affiliates

Conflicts of Interest Caused by Compensation Arrangements

The Adviser and its respective affiliates will receive substantial fees from us in return for their services. These fees could influence the advice provided to us. Generally, the more equity we sell in public offerings and the greater the risk assumed by us with respect to our investments, the greater the potential for growth in our assets and profits (and, correlatively, the fees payable by us to the Adviser). These compensation arrangements could affect our Adviser’s or its affiliates’ judgment with respect to public offerings of equity and investments made by us, which allow the Adviser to earn increased asset management fees.

Competition for the Time and Resources of the Adviser

The Adviser currently manages other investment entities and is not prohibited from raising money for and managing future investment entities that make the same types of investments as those we target. As a result, the time and resources that our Adviser devotes to us may be diverted, and during times of intense activity in other programs the Adviser may devote less time and resources to our business than is necessary or appropriate. In addition, we may compete with any such investment entity for the same investors and investment opportunities.

Conflicts of Interest in Connection with the Management of our Business Affairs

Our Adviser will experience conflicts of interest in connection with the management of our business affairs, including relating to the allocation of investment opportunities by the Adviser and its affiliates; compensation to the Adviser; services that may be provided by the Adviser and its affiliates to issuers in which we invest; investments by us and other clients of the Adviser, subject to the limitations of the 1940 Act; the formation of additional investment funds by the Adviser; differing recommendations given by the Adviser to us versus other clients; the Adviser’s use of information gained from issuers in our portfolio for investments by other clients, subject to applicable law; and restrictions on the Adviser’s use of “inside information” with respect to potential investments by us.

Conflicts of Interest with the Adviser’s Management of Other Accounts

Because our Adviser manages assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), certain conflicts of interest are present. For instance, an Adviser may receive fees from certain accounts that are higher than the fees received by the Adviser from us, or receive a performance-based fee on certain accounts. In those instances, a portfolio manager for the Adviser has an incentive to favor the higher fee and/or performance-based fee accounts over us. In addition, a conflict of interest exists to the extent an Adviser has proprietary investments in certain accounts, where its portfolio managers or other employees have personal investments in certain accounts, or when certain accounts are investment options in the Adviser’s employee benefit plans. The Adviser has an incentive to favor these accounts over us. The Adviser has policies and procedures in place to mitigate such conflicts and our board of directors monitors these conflicts.

Risk due to the Adviser’s Actions on Behalf of its Other Accounts and Clients

Our Adviser manages assets for accounts other than us, including private funds (for purposes of this section, Adviser Funds). Actions taken by an Adviser on behalf of its Adviser Funds may be adverse to us and our investments, which could harm our performance. For example, we may invest in the same credit obligations as other Adviser Funds, although, to the extent permitted under the 1940 Act, our investments may include different obligations of the same issuer. Decisions made with respect to the securities held by one Adviser Fund may cause (or have the potential to cause) harm to the different class of securities of the issuer held by other Adviser Funds (including us). As a further example, an Adviser may manage accounts that engage in short sales of (or otherwise take short positions in) securities or other instruments of the type in which we invest, which could harm our performance for the benefit of the accounts taking short positions, if such short positions cause the market value of the securities to fall.

Risk due to Inside Information

In the course of it duties, the members, officers, directors, employees, principals or affiliates of our Adviser may come into possession of material, non-public information. The possession of such information may, to our detriment, limit the ability of our Adviser to buy or sell a security or otherwise to participate in an investment opportunity for us. In certain circumstances, employees of our Adviser may serve as board members or in other capacities for portfolio or potential portfolio companies, which could restrict our ability to trade in the securities of such companies. For example, if personnel of our Adviser comes into possession of material non-public information with respect to our investments, such personnel will be restricted by our Adviser’s information-sharing policies and procedures or by law or contract from sharing such information with our management team, even where the disclosure of such information would be in our best interests or would otherwise influence decisions taken by the members of the management team with respect to that investment. This conflict and these procedures and practices may limit the freedom of our Adviser to enter into or exit from potentially profitable investments for us which could have an adverse effect on our results of operations. Accordingly, there can be no assurance that we will be able to fully leverage the resources and industry expertise of our Adviser’s other businesses. Additionally, there may be circumstances in which one or more individuals associated with our Adviser will be precluded from providing services to us because of certain confidential information available to those individuals or to other parts of the Adviser.

Risk in Transactions with Affiliates

We are prohibited under the 1940 Act from participating in certain transactions with certain of our affiliates without the prior approval of a majority of the independent directors and, in some cases, the SEC.

The Fund has applied for, but, as of the date of this prospectus, not been granted, an exemptive order from the SEC that will permit it to co-invest with other persons, including certain affiliated accounts managed and controlled by the Adviser (any such order, a “Co-Investment Exemptive Order”). Subject to the 1940 Act and the conditions of any such Co-Investment Exemptive Order issued by the SEC, the Fund may, under certain circumstances, co-invest with certain affiliated accounts in investments that are suitable for the Fund and one or more of such affiliated accounts.

There can be no assurance that the Fund will receive such exemptive relief. Moreover, even if the Fund does receive such exemptive relief and is permitted to co-invest in the same securities as one or more affiliated accounts, conflicts of interest may still arise.

If the Adviser is presented with co-investment opportunities that generally fall within the Fund’s investment objective and other Board-established criteria and those of one or more affiliated accounts advised by the Adviser, the Adviser will allocate such opportunities among the Fund and such affiliated accounts in a manner consistent with the Co-Investment Exemptive Order and the Adviser’s allocation policies and procedures. There is no assurance that the Co-Investment Exemptive Order will be granted by the SEC.

Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act, and we will generally be prohibited from buying or selling any securities from or to such affiliate on a principal basis. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times to the extent the transaction is considered a joint transaction. If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or directors or their affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security from or to any portfolio company that is controlled by a fund managed by either the Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us.

We may, however, invest alongside our Adviser’s and its affiliates’ other clients, including other entities it manages, which we refer to as affiliates’ other clients, in certain circumstances when doing so is consistent with applicable law and SEC staff interpretations and guidance. We may also invest alongside the other clients of our Adviser, as otherwise permissible under regulatory guidance, applicable regulations and the Adviser’s allocation policies. However, we can offer no assurance that investment opportunities will be allocated to us fairly or equitably in the short-term or over time.

In situations when co-investment with affiliates’ other clients is not permitted under the 1940 Act and related rules, existing or future staff guidance, or the terms and conditions of exemptive relief granted to us by the SEC, our Adviser will need to decide which client or clients will proceed with the investment. Generally, we will not have an entitlement to make a co-investment in these circumstances and, to the extent that another client elects to proceed with the investment, we will not be permitted to participate. Moreover, except in certain circumstances, we are unable to invest in any issuer in which an affiliate’s other client holds a controlling interest.

Risk of Investments that Could Give Rise to a Conflict of Interest

We do not expect to invest in, or hold securities of, companies that are controlled by affiliates’ other clients. However, an affiliate’s other clients may invest in, and gain control over, one of our portfolio companies. If an affiliate’s other client, or clients, gains control over one of our portfolio companies, it may create conflicts of interest and may subject us to certain restrictions under the 1940 Act. As a result of these conflicts and restrictions our Adviser may be unable to implement our investment strategies as effectively as they could have in the absence of such conflicts or restrictions. For example, as a result of a conflict or restriction, our Adviser may be unable to engage in certain transactions that it would otherwise pursue. In order to avoid these conflicts and restrictions, our Adviser may choose to exit these investments prematurely and, as a result, we would forego any positive returns associated with such investments. In addition, to the extent that an affiliate’s other client holds a different class of securities than we as a result of such transactions, our interests may not be aligned.

Operational Risk

The valuation of the Fund’s investments may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid			$ 14.74	$ 2.22	$ 2.32	$ 2.38	$ 2.30	$ 2.23	$ 2.19	$ 2.28	$ 2.56	$ 2.25
Highest Price or Bid			21.90	2.76	2.71	2.74	2.71	2.57	2.42	2.59	2.89	3.04
Lowest Price or Bid, NAV			19.76	2.14	2.60	2.63	2.84	3.07	2.89	3.02	3.25	3.49
Highest Price or Bid, NAV			$ 21.60	$ 2.67	$ 2.67	$ 2.89	$ 3.27	$ 3.42	$ 3.25	$ 3.49	$ 3.58	$ 5.24
Highest Price or Bid, Premium (Discount) to NAV [Percent]			2.34%	3.74%	1.88%	(4.51%)	(5.99%)	(22.12%)	(22.18%)	(23.83%)	(18.16%)	(19.66%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			(25.09%)	(14.98%)	(12.12%)	(14.03%)	(24.10%)	(28.61%)	(28.39%)	(27.56%)	(26.29%)	(52.33%)
Share Price		$ 17.23
NAV Per Share		$ 19.91
Latest Premium (Discount) to NAV [Percent]		(13.46%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]		Each share has equal voting, dividend, distribution and liquidation rights. The shares outstanding are fully paid and nonassessable. Stockholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the directors then nominated for election if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any directors.
Security Preemptive and Other Rights [Text Block]		The Fund’s shares have no preemptive, conversion, exchange or redemption rights.
Outstanding Security, Title [Text Block]		Shares of common stock
Outstanding Security, Authorized [Shares]		100,000,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		2,002,996

[1]	The actual amounts in connection with any offering of securities by the Fund will be set forth in a supplement to the Fund’s prospectus if applicable.
[2]	Had the Amended Agreement been in place for the fiscal year ended June 30, 2025, the Management Fee would have been 1.25% and no Incentive Fee would have been payable to the Adviser. The Amended Agreement provides for a management fee of 1.25% of the Fund’s “Managed Assets.” The Fund anticipates that it may have interest income that could result in the payment of an Incentive Fee to the Adviser during certain future periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater interest income through its investments. The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s Net Assets, equal to 2.25% per quarter, or an annualized hurdle rate of 9.00%, subject to a “catch-up” provision intended to provide the Adviser with an incentive fee of 10% on all of the Fund’s Pre-Incentive Fee net investment income as if a hurdle rate did not apply when the Fund’s net investment income exceeds 2.25% in any calendar quarter. The “catch-up” portion of our pre-incentive fee net investment income is the portion that exceeds the 2.25% hurdle rate but is less than or equal to 2.5% in any calendar quarter.
[3]	Estimated based on current fiscal year values on May 31, 2026.
[4]	“Other Expenses” are estimated for the current fiscal year and do not include expenses of the Fund incurred in connection with any offer of the Fund’s securities. However, these expenses will be borne by the holders of the shares of common stock of the Fund and result in a reduction in the net asset value, or “NAV”, of the shares of common stock.
[5]	On February 9, 2026, the Fund consummated a 1:10 reverse stock split.